MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Amortized cost	$ 597
Unrealized gains (losses) Gains	28
Unrealized gains (losses) Losses	0
Estimated fair value	625
Due Between One Year To Five Years [Member]
Amortized cost	597
Unrealized gains (losses) Gains	28
Unrealized gains (losses) Losses	0
Estimated fair value	$ 625